Basic and Diluted Net Loss per Share - Schedule of Potential Ordinary Shares Excluded from Computation of Diluted Net Loss per Ordinary Share (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Preferred Shares
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Weighted average		10,134,756	1,425,137
Share Options
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Weighted average	4,119,918	6,350,735	7,016,694
Restricted shares
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Weighted average		6,976,785